SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Credit Loss [Abstract]
Beginning balance	$ 14,691	$ 93,032
Additions		16,891
Write-off uncollectible balance		(99,548)
Foreign currency translation adjustments	(1,354)	4,316
Ending balance	$ 13,337	$ 14,691